Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Schedule of discontinued operation
	For the year ended
	December 31,	December 31,	December 31,
	2016	2017	2018
	RMB	RMB	RMB
Net revenues	19,983	17,768	4,807
Cost of revenues	(307)	(627)	(280)
Gross profit	19,676	17,141	4,527
Operating expenses:
Selling and marketing expenses	(23,881)	(30,065)	(6,800)
General and administrative expenses	(815)	(1,077)	(1,368)
Total operating expense	(24,696)	(31,142)	(8,168)
Loss from operations	(5,020)	(14,001)	(3,641)
Other expenses:
Interest expenses, net	(13)	(924)	(676)
Gain from disposal of discontinued operations	-	-	771
Others, net	(27)	(52)	(66)
Loss from discontinued operations before income taxes	(5,060)	(14,977)	(3,612)
Income tax expense	-	-	-
Net loss from discontinued operations	(5,060)	(14,977)	(3,612)

Assets and liabilities of the discontinued operations:

	As of December 31,	As of December 31,
	2017	2018
	RMB	RMB
ASSETS
Current assets:
Prepayment and other current assets	610	-
Inventories, net	219	-
Total current assets	829	-
Non-current assets:
Property, equipment and software, net	8	-
Total non-current assets	8	-
TOTAL ASSETS	837	-
LIABILITIES
Current liabilities:
Other current liabilities	-	-
Total current assets	-	-
TOTAL LIABILITIES	-	-

Cash flows of the discontinued operations:

	For the year ended
	December 31, 2016	December 31, 2017	December 31, 2018
	RMB	RMB	RMB
Cash flows generated from/(used in) discontinued operations
Net cash generated from/(used in) operating activities	13,702	(27,875)	(2,817)
Net cash used in investing activities	-	(10)	-
Net cash generated from/(used in) financing activities	-	17,904	(2,513)
Net increase/(decrease) in cash and cash equivalents	13,702	(9,981)	(5,330)